ORGANIZATION	6 Months Ended
Jun. 30, 2014
Organization [Abstract]
Organization

Note 2 - Organization

First Citizens Bancshares, Inc., is a bank holding company chartered December 14, 1982, under the laws of the State of Tennessee. On September 23, 1983, all outstanding shares of common stock of First Citizens National Bank were exchanged for an equal number of shares in First Citizens Bancshares, Inc.